UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio Of Investments (Unaudited) Nuveen Diversified Dividend and Income Fund (JDD) March 31, 2006

Shares	Description (1)	Value

	Common Stocks - 33.4% (25.0% of Total Investments)

	Aerospace & Defense - 2.1%

50,000	Lockheed Martin Corporation	$3,756,500
85,000	Raytheon Company	3,896,400

	Total Aerospace & Defense	7,652,900

	Chemicals - 0.0%

2,944	Tronox Incorporated, Class B	50,019

	Commercial Banks - 1.9%

69,200	Bank of America Corporation	3,151,368
65,000	Wachovia Corporation	3,643,250

	Total Commercial Banks	6,794,618

	Commercial Services & Supplies - 1.3%

105,000	Pitney Bowes Inc.	4,507,650

	Containers & Packaging - 0.9%

146,300	Packaging Corp. of America	3,282,972

	Diversified Financial Services - 2.3%

100,000	Citigroup Inc.	4,723,000
85,000	JPMorgan Chase & Co.	3,539,400

	Total Diversified Financial Services	8,262,400

	Diversified Telecommunication Services - 4.1%

175,500	AT&T Inc.	4,745,520
90,000	KT Corporation, Sponsored ADR	1,917,000
135,000	Sprint Nextel Corporation	3,488,400
52,500	Telecom Italia S.p.A., Sponsored ADR	1,533,000
90,600	Verizon Communications Inc.	3,085,836

	Total Diversified Telecommunication Services	14,769,756

	Electric Utilities - 1.4%

67,100	EDP — Energias de Portugal, S.A., Sponsored ADR	2,628,978
118,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR	2,548,800

	Total Electric Utilities	5,177,778

	Food & Staples Retailing - 0.4%

60,812	J. Sainsbury PLC, Sponsored ADR	1,398,676

	Household Durables - 0.8%

112,000	Newell Rubbermaid Inc.	2,821,280

	Household Products - 1.2%

73,000	Kimberly-Clark Corporation	4,219,400

	Insurance - 1.4%

60,000	Aon Corporation	2,490,600
30,000	Hartford Financial Services Group, Inc.	2,416,500

	Total Insurance	4,907,100

	Media - 1.2%

55,000	CBS Corporation, Class B	1,318,900
57,300	Clear Channel Communications, Inc.	1,662,273
33,900	Dow Jones & Company, Inc.	1,332,270

	Total Media	4,313,443

	Metals & Mining - 1.8%

84,900	Alumina Limited, Sponsored ADR	1,790,541
33,000	POSCO, ADR	2,105,400
12,100	Rio Tinto PLC, Sponsored ADR	2,504,700

	Total Metals & Mining	6,400,641

	Multi-Utilities - 1.0%

25,000	Dominion Resources, Inc.	1,725,750
82,800	United Utilities PLC, Sponsored ADR	2,007,900

	Total Multi-Utilities	3,733,650

	Oil, Gas & Consumable Fuels - 3.7%

33,000	Chevron Corporation	1,913,010
41,800	ConocoPhillips	2,639,670
57,500	Eni S.p.A., Sponsored ADR	3,276,350
14,605	Kerr-McGee Corporation	1,394,485
30,000	Total SA, Sponsored ADR	3,951,900

	Total Oil, Gas & Consumable Fuels	13,175,415

	Paper & Forest Products - 1.4%

105,500	International Paper Company	3,647,135
97,000	Stora Enso Oyj, Sponsored ADR	1,488,950

	Total Paper & Forest Products	5,136,085

	Pharmaceuticals - 1.1%

110,000	Merck & Co. Inc.	3,875,300

	Thrifts & Mortgage Finance - 2.2%

81,600	Fannie Mae	4,194,240
94,100	IndyMac Bancorp, Inc.	3,851,513

	Total Thrifts & Mortgage Finance	8,045,753

	Tobacco - 3.2%

88,200	Altria Group, Inc.	6,249,852
113,000	Loews Corp — Carolina Group	5,341,510

	Total Tobacco	11,591,362

	Total Common Stocks (cost $92,624,141)	120,116,198

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks - 38.2% (28.7% Of Total Investments)

	Diversified - 2.3%

455,000	Newkirk Realty Trust, Inc.	$8,230,950

	Industrial - 1.3%

106,000	First Industrial Realty Trust, Inc.	4,525,140

	Mortgage - 0.8%

45,000	American Home Mortgage Investment Corp.	1,404,450
220,000	MFA Mortgage Investments, Inc.	1,397,000

	Total Mortgage	2,801,450

	Office - 12.7%

200,300	Brandywine Realty Trust	6,361,528
219,100	Equity Office Properties Trust	7,357,378
192,000	Glenborough Realty Trust Incorporated	4,176,000
435,600	HRPT Properties Trust	5,113,944
158,900	Mack-Cali Realty Corporation	7,627,200
146,800	Maguire Properties, Inc.	5,358,200
115,400	Reckson Associates Realty Corporation	5,287,628
416,000	Republic Property Trust	4,896,320

	Total Office	46,178,198

	Residential - 7.1%

114,900	Archstone-Smith Trust	5,603,673
57,500	AvalonBay Communities, Inc.	6,273,250
86,200	Camden Property Trust	6,210,710
164,400	Post Properties, Inc.	7,315,800

	Total Residential	25,403,433

	Retail - 6.2%

252,900	Cedar Shopping Centers Inc.	4,005,936
73,500	Federal Realty Investment Trust	5,527,200
221,000	Kite Realty Group Trust	3,524,950
49,900	Macerich Company	3,690,105
107,100	New Plan Excel Realty Trust	2,778,174
32,400	Simon Property Group, Inc.	2,726,136

	Total Retail	22,252,501

	Specialized - 7.8%

78,500	Cogdell Spencer Inc.	1,673,620
350,000	DiamondRock Hospitality Company	4,833,500
338,736	Hersha Hospitality Trust	3,316,225
166,000	Nationwide Health Properties, Inc.	3,569,000
293,800	Senior Housing Properties Trust	5,317,780
90,700	Shurgard Storage Centers, Inc., Class A	6,043,341
165,800	U-Store-It Trust	3,340,870

	Total Specialized	28,094,336

	Total Real Estate Investment Trust Common Stocks (cost $101,686,468)	137,486,008

Shares	Description (1)	Coupon	Ratings (2)	Value

	Real Estate Investment Trust $25 Par (or Similar) Securities - 1.0% (0.8% of Total Investments)

	Residential - 1.0%

150,000	Apartment Investment & Management Company, Series U	7.750%	Ba3	$3,744,000

	Total Real Estate Investment Trust $25 Par (or Similar) Securities (cost $3,750,000)			3,744,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust Convertible Bonds - 1.1% (0.8% of Total Investments)

	Office - 1.1%

$4,215	Trizec Hahn Corporation	3.000%	1/29/21	N/R	$3,856,725

$4,215	Total Real Estate Investment Trust Convertible Bonds (cost $3,070,426)				3,856,725

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests - 24.2% (18.1% of Total Investments) (4)

	Aerospace & Defense - 1.8%

$2,467	Hexcel Corporation, Term Loan B	6.375%	3/01/12	BB-	$2,494,417
1,825	K&F Industries, Inc., Term Loan B	7.008%	11/18/12	B2	1,851,234
1,617	Vought Aircraft Industries, Inc., Term Loan	7.330%	12/22/11	B+	1,637,326
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.885%	12/22/10	B+	368,352

6,273	Total Aerospace & Defense				6,351,329

	Auto Components - 1.7%

2,500	Federal-Mogul Corporation, Term Loan A, (5)	7.080%	2/24/04	N/R	2,417,188
1,879	Gen Tek Inc., Term Loan B	7.525%	12/31/10	B2	1,889,961
1,217	Tenneco Automotive Inc., Term Loan B	7.020%	12/12/10	B+	1,236,338
534	Tenneco Automotive Inc., Term Loan B-1	7.076%	12/12/10	B+	543,101

6,130	Total Auto Components				6,086,588

	Building Products - 1.1%

1,970	Nortek, Inc., Term Loan B	6.695%	8/27/11	B	1,991,240
989	Stile Acquisition Corp., Canadien Term Loan	6.634%	4/08/13	B2	978,872
991	Stile Acquisition Corp., Term Loan B	6.634%	4/08/13	B2	980,540

3,950	Total Building Products				3,950,652

	Chemicals - 0.6%

1,980	Rockwood Specialties Group, Inc., Term Loan E	6.668%	7/30/12	B+	2,008,617

	Commercial Services & Supplies - 0.7%

669	Allied Waste North America, Inc., Letter of Credit	6.000%	3/21/12	B1	672,514
1,723	Allied Waste North America, Inc., Term Loan B	6.796%	1/15/12	B1	1,732,622

2,392	Total Commercial Services & Supplies				2,405,136

	Containers & Packaging - 1.4%

2,963	Graham Packaging Company, L.P., Term Loan B	6.970%	10/07/11	B	3,005,086
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	B+	177,236
1,253	Smurfit-Stone Container Corporation, Term Loan B	7.103%	11/01/11	B+	1,271,854
425	Smurfit-Stone Container Corporation, Term Loan C	7.064%	11/01/11	B+	431,469
133	Smurfit-Stone Container Corporation, Tranche C-1	6.938%	11/01/11	B+	135,392

4,949	Total Containers & Packaging				5,021,037

	Diversified Telecommunication Services - 0.6%

1,975	Intelsat, Ltd., Term Loan B	6.750%	7/06/11	B	1,995,985

	Electric Utilities - 0.6%

2,000	Mirant Corporation, Term Loan	6.441%	1/03/13	BB-	2,019,107

	Electrical Equipment - 0.5%

1,583	Sensus Metering Systems Inc., Term Loan B-1	7.297%	12/17/10	B2	1,599,918
210	Sensus Metering Systems Inc., Term Loan B-2	7.351%	12/17/10	B2	212,517

1,793	Total Electrical Equipment				1,812,435

	Food Products - 0.8%

2,926	Michael Foods, Inc., Term Loan B	6.698%	11/20/10	B+	2,967,813

	Health Care Equipment & Supplies - 0.2%

877	Kinteic Concepts, Inc., Term Loan B-2	6.730%	8/11/10	Ba3	887,945

	Health Care Providers & Services - 1.6%

1,883	Davita Inc., Term Loan B	6.689%	10/05/12	B1	1,909,912
2,085	LifePoint Hospitals Holdings, Inc., Term Loan B	6.185%	4/15/12	Ba3	2,100,066
2,000	Quintiles Transnational Corporation, Term Loan B, WI/DD	TBD	TBD	B1	2,013,750

5,968	Total Health Care Providers & Services				6,023,728

	Hotels, Restaurants & Leisure - 2.8%

2,000	24 Hour Fitness Worldwide, Inc., Term Loan B	7.620%	6/08/12	B	2,030,000
3,491	Burger King Corporation, Term Loan B	6.500%	6/30/12	B+	3,516,313
1,990	Penn National Gaming, Inc., Term Loan B	6.387%	10/03/12	BB	2,019,540
513	Venetian Casino Resort, LLC, Delayed Draw, Term Loan	6.730%	6/15/11	BB-	518,790
2,487	Venetian Casino Resort, LLC, Term Loan	6.730%	6/15/11	BB-	2,516,132

10,481	Total Hotels, Restaurants & Leisure				10,600,775

	Insurance - 0.4%

1,294	Conseco, Inc., Term Loan	6.503%	6/22/10	BB-	1,306,940

	IT Services - 1.1%

1,755	Fidelity National Information Services, Term Loan B	6.470%	3/09/13	BB+	1,771,179
1,990	SunGard Data Systems Inc., Term Loan B	7.215%	2/11/13	B+	2,018,873

3,745	Total IT Services				3,790,052

	Media - 4.9%

2,000	Cablevision Systems Corporation, Incremental Term Loan, WI/DD	TBD	TBD	Ba3	2,017,875
1,963	Charter Communications Operating, LLC, Term Loan B	7.920%	4/07/11	B	1,982,403
1,386	Dex Media West, LLC, Term Loan B	6.530%	3/09/10	BB	1,400,290
863	Emmis Operating Company, Term Loan	6.530%	11/10/11	B+	869,274
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.229%	4/08/12	B+	2,027,125
1,726	R. H. Donnelley Inc., Tranche D	6.625%	6/30/11	Ba3	1,741,536
1,980	Rainbow Media Holdings LLC, Term Loan	7.563%	3/31/12	Ba3	2,005,988
1,900	Regal Cinemas Corporation, Term Loan	6.729%	11/10/10	BB-	1,921,481
2,000	UPC Financing Partnership, Term Loan H2	7.280%	9/30/12	B	2,015,208
1,957	WMG Acquisition Corp., Term Loan	6.679%	2/28/11	B+	1,983,816

17,775	Total Media				17,964,996

	Metals & Mining - 0.3%

944	Amsted Industries Incorporated, Term Loan B	7.150%	10/15/10	B1	958,965

	Multiline Retail - 0.3%

949	Neiman Marcus Group Inc., Term Loan	7.340%	3/28/13	B+	964,328

	Multi-Utilities - 0.6%

371	NRG Energy Inc., Credit-Linked Deposit	6.979%	2/01/13	BB-	375,910
1,629	NRG Energy Inc., Term Loan	6.820%	2/01/13	BB-	1,650,615

2,000	Total Multi-Utilities				2,026,525

	Oil, Gas & Consumable Fuels - 0.6%

387	Targa Resources Inc., Synthetic Letter of Credit	7.229%	10/10/12	B+	393,145
1,605	Targa Resources Inc., Term Loan B	7.091%	10/10/12	B+	1,629,914

1,992	Total Oil, Gas & Consumable Fuels				2,023,059

	Paper & Forest Products - 0.6%

1,995	Georgia-Pacific Corporation, Term Loan B	6.885%	12/20/12	BB-	2,011,444

	Real Estate Management & Development - 0.5%

1,811	LNR Property Corporation, Term Loan	7.642%	2/03/08	B2	1,829,265

	Road & Rail - 0.2%

130	Hertz Corporation, Delayed Draw Term Loan (6)	2.250%	12/21/12	Ba2	1,672
111	Hertz Corporation, Synthetic Term Loan	4.930%	12/21/12	Ba2	112,756
757	Hertz Corporation, Term Loan	6.980%	12/21/12	BB	767,976

998	Total Road & Rail				882,404

	Trading Companies & Distributors - 0.3%

196	Brenntag Holdings, Acquisition Facility Term Loan	7.440%	1/20/14	B2	199,555
804	Brenntag Holdings, Term Loan	7.440%	1/20/14	B-	816,495

1,000	Total Trading Companies & Distributors				1,016,050

$86,197	Total Variable Rate Senior Loan Interests (cost $86,037,367)				86,905,175

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Emerging Markets Sovereign Debt And Foreign Corporate Bonds - 29.5% (22.1% of Total Investments)

	Argentina - 1.9%

$885	Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	$880,575
570	Banco de Galicia y Buenos Aires SA, Reg S	8.190%	1/01/10	N/R	570,000
2,555	Republic of Argentina	4.889%	8/03/12	B	2,101,488
7,350	Republic of Argentina	1.330%	12/31/38	B	2,800,350
545	Transportadora de Gas del Sur SA, Series B-A, Reg S	7.500%	12/15/13	CCC+	547,725

11,905	Total Argentina				6,900,138

	Brazil - 1.6%

550	Banco Votorantim SA, 144A	6.875%	10/14/15	BB	554,125
450	Braskem S.A., Reg S	11.750%	1/22/14	BB	550,125
405	Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BB	423,225
400	Cia Brasileira de Bebidas	10.500%	12/15/11	BBB	485,000
250	Federative Republic of Brazil	12.000%	4/15/10	BB	305,750
1,240	Federative Republic of Brazil	7.875%	3/07/15	BB	1,341,680
800	Federative Republic of Brazil	5.188%	4/15/24	BB	804,000
110	Federative Republic of Brazil	8.250%	1/20/34	BB	121,495
285	Federative Republic of Brazil	7.125%	1/20/37	BB	280,013
425	Vale Overseas Limited	6.250%	1/11/16	BBB	420,219
390	Vale Overseas Limited	8.250%	1/17/34	BBB	449,475

5,305	Total Brazil				5,735,107

	Bulgaria - 0.4%

1,100	Republic of Bulgaria, Reg S	8.250%	1/15/15	BBB	1,290,300

	Chile - 1.2%

600	Coldelco Inc., Reg S	6.375%	11/30/12	A2	626,760
1,100	Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	1,031,445
430	Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	425,770
550	Enersis SA	7.375%	1/15/14	BBB-	576,480
1,100	Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	1,027,808
550	Republic of Chile	6.875%	4/28/09	A	573,925

4,330	Total Chile				4,262,188

	China - 0.2%

610	China Development Bank	5.000%	10/15/15	A2	580,134

	Colombia - 0.5%

700	Republic of Colombia	10.000%	1/23/12	BB	828,800
350	Republic of Colombia	11.750%	2/25/20	BB	500,500
445	Republic of Colombia	8.125%	5/21/24	BB	500,625

1,495	Total Colombia				1,829,925

	Dominican Republic - 1.1%

1,525	Dominican Republic, 144A	8.625%	4/20/27	B	1,574,563
2,031	Dominican Republic, Reg S	4.520%	1/23/18	B	2,211,498

3,556	Total Dominican Republic				3,786,061

	Ecuador - 1.0%

1,125	Republic of Ecuador, 144A	9.375%	12/15/15	CCC+	1,186,875
2,525	Republic of Ecuador, Reg S	9.000%	8/15/30	CCC+	2,537,625

3,650	Total Ecuador				3,724,500

	El Salvador - 0.9%

850	Republic of El Salvador, 144A	7.650%	6/15/35	Baa3	896,750
400	Republic of El Salvador, Reg S	7.650%	6/15/35	Baa3	423,000
750	Republic of El Salvador, Reg S	8.500%	7/25/11	Baa3	838,125
1,080	Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	1,204,200

3,080	Total El Salvador				3,362,075

	Guatemala - 0.3%

880	Republic of Guatemala, 144A	8.125%	10/06/34	Ba2	1,003,200
175	Republic of Guatemala, Reg S	10.250%	11/08/11	Ba2	208,862

1,055	Total Guatemala				1,212,062

	Hong Kong - 0.2%

890	HKSAR Government, 144A	5.125%	8/01/14	AA-	870,667

	Indonesia - 1.3%

390	Adaro Finance B.V., 144A	8.500%	12/08/10	Ba3	402,675
315	Excelcomindo Finance Company B.V., 144A	7.125%	1/18/13	BB-	315,788
2,030	Republic of Indonesia, 144A	7.250%	4/20/15	B+	2,075,675
906	Republic of Indonesia, 144A	7.500%	1/15/16	B+	937,710
850	Republic of Indonesia, 144A	6.875%	3/09/17	B+	839,375

4,491	Total Indonesia				4,571,223

	Kazakhstan - 0.2%

500	Kazkommerts International BV, 144A	8.000%	11/03/15	Baa2	518,000
300	Tengizchevroil Finance Company, 144A	6.124%	11/15/14	BBB-	300,000

800	Total Kazakhstan				818,000

	Malaysia - 1.2%

1,100	Malaysia	8.750%	6/01/09	A-	1,203,940
1,000	Malaysia	7.500%	7/15/11	A-	1,088,706
1,125	Petronas Capital Limited, Reg S	7.000%	5/22/12	A1	1,205,830
200	Petronas Capital Limited, Reg S	7.875%	5/22/22	A-	238,132
550	Sarawak International	5.500%	8/03/15	A-	526,208

3,975	Total Malaysia				4,262,816

	Mexico - 1.9%

550	America Movil S.A. de C.V.	5.500%	3/01/14	A3	528,491
895	Conproca SA, Reg S	12.000%	12/16/10	BBB-	1,051,625
1,200	Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	1,259,100
590	Pemex Project Funding Master Trust	9.375%	12/02/08	Baa1	648,705
750	Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	725,437
1,395	Pemex Project Funding Master Trust	5.750%	12/15/15	Baa1	1,337,456
405	Pemex Project Funding Master Trust, 144A	5.750%	12/15/15	Baa1	388,294
275	Petroleos Mexicanos	8.850%	9/15/07	Baa1	288,063
721	United Mexican States	7.500%	1/14/12	Baa1	780,483

6,781	Total Mexico				7,007,654

	Panama - 0.8%

390	Republic of Panama	9.625%	2/08/11	Ba1	451,425
984	Republic of Panama	6.700%	1/26/36	Ba1	986,952
1,300	Republic of Panana	7.125%	1/29/26	Ba1	1,332,500

2,674	Total Panama				2,770,877

	Peru - 0.7%

1,334	Republic of Peru	5.000%	3/07/17	BB	1,263,728
1,126	Republic of Peru	5.000%	3/07/17	BB	1,075,091

2,460	Total Peru				2,338,819

	Philippines - 1.9%

255	Bangko Sentral Pilipinas, Series A	8.600%	6/15/27	BB-	274,763
750	National Power Corporation, 144A	8.630%	8/23/11	BB-	827,259
1,193	Republic of the Philippines	8.375%	2/15/11	BB-	1,300,370
1,500	Republic of the Philippines	8.875%	3/17/15	BB-	1,700,625
1,500	Republic of the Philippines	9.375%	1/18/17	BB-	1,751,250
1,075	Republic of the Philippines	7.750%	1/14/31	BB-	1,088,438

6,273	Total Philippines				6,942,705

	Qatar - 0.5%

329	Ras Laffan Liquefied Natural Gas Company, 144A	3.437%	9/15/09	A-	317,917
689	Ras Laffan Liquefied Natural Gas Company, Reg S	3.437%	9/15/09	A-	667,292
550	State of Qatar, Reg S	9.750%	6/15/30	A+	809,875

1,568	Total Qatar				1,795,084

	Russian Federation - 2.4%

500	Aries Vermogensverwaltung GmbH, Russian Federation Sovereign	9.600%	10/25/14	BBB-	625,852
	Collateralized Debt Obligation, Reg S
805	GazStream SA, 144A	5.625%	7/22/13	Baa1	792,861
1,500	Russia Federation, Reg S	5.000%	3/31/30	BBB	1,649,357
2,050	Russia Ministry of Finance	3.000%	5/14/08	BBB	1,947,090
750	Russian Federation, Reg S	11.000%	7/24/18	BBB	1,078,965
400	Russian Federation, Reg S	12.750%	6/24/28	BB+	714,647
550	UBS Luxembourg SA	6.230%	2/11/15	Baa2	550,880
1,000	VTB Capital SA, 144A	7.500%	10/12/11	A2	1,060,000

7,555	Total Russian Federation				8,419,652

	Serbia - 0.6%

2,500	Republic of Serbia, 144A	3.750%	11/01/24	BB-	2,271,875

	South Africa - 1.2%

3,980	Republic of South Africa	9.125%	5/19/09	BBB+	4,378,000

	South Korea - 0.8%

380	C&M Finance Limited, 144A	8.100%	2/01/16	BB+	380,898
410	Hanarotelecom Inc., 144A	7.000%	2/01/12	BB	405,219
2,020	Korea Development Bank	4.625%	9/16/10	A	1,949,039

2,810	Total South Korea				2,735,156

	Thailand - 0.1%

250	Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	Baa2	306,596
180	National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3	173,332

430	Total Thailand				479,928

	Trinidad And Tobago - 0.6%

300	First Citizens Saint Lucia, Reg S	5.125%	2/14/11	A2	292,325
1,233	Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A-	1,676,116

1,533	Total Trinidad and Tobago				1,968,441

	Tunisia - 0.5%

1,700	Banque Cent de Tunisie	7.375%	4/25/12	BBB	1,838,125

	Turkey - 0.9%

350	Republic of Turkey	11.750%	6/15/10	BB-	422,625
825	Republic of Turkey	9.000%	6/30/11	BB-	927,094
425	Republic of Turkey	7.250%	3/15/15	BB-	444,656
1,350	Republic of Turkey	7.375%	2/05/25	BB-	1,405,688
117	Republic of Turkey	6.875%	3/17/36	BB-	113,490

3,067	Total Turkey				3,313,553

	Ukraine - 0.7%

2,000	Ukraine Government, Reg S	7.650%	6/11/13	BB-	2,103,800
429	Ukraine Government, Reg S	11.000%	3/15/07	B1	446,133

2,429	Total Ukraine				2,549,933

	United Kingdom - 0.1%

550	Vedanta Resources PLC, Reg S	6.625%	2/22/10	BB+	536,174

	Uruguay - 1.6%

800	Oriental Republic of Uruguay	7.625%	3/21/36	B	804,000
2,150	Republic of Uruguay	7.250%	2/15/11	B	2,246,750
315	Republic of Uruguay	7.500%	3/15/15	B	329,175
970	Republic of Uruguay	9.250%	5/17/17	B	1,130,050
1,300	Republic of Uruguay	8.000%	11/18/22	B	1,365,000

5,535	Total Uruguay				5,874,975

	Venezuela - 1.3%

505	Petrozuata Finance Inc., Reg S	8.220%	4/01/17	Ba3	498,688
550	Republic of Venezuela	8.500%	10/08/14	BB-	617,375
1,215	Republic of Venezuela	5.750%	2/26/16	BB-	1,131,160
1,935	Republic of Venezuela, Reg S	5.375%	8/07/10	B+	1,878,885
580	Republic of Venezuela, Reg S	7.000%	12/01/18	B+	591,600

4,785	Total Venezuela				4,717,708

	Vietnam - 0.9%

2,470	Socialist Republic of Vietnam	5.875%	3/14/16	BB-	2,451,026
595	Socialist Republic of Vietnam, 144A	6.875%	1/15/16	BB-	615,825

3,065	Total Vietnam				3,066,851

$105,937	Total Emerging Markets Sovereign Debt And Foreign Corporate Bonds (cost $102,364,849)				106,210,706

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 2.3% (1.7% of Total Investments)

	Hotels, Restaurants & Leisure - 1.1%

$2,000	Aztar Corporation	9.000%	8/15/11	Ba3	$2,123,000
2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	2,027,500

4,000	Total Hotels, Restaurants & Leisure				4,150,500

	Household Durables - 1.2%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,064,428
2,000	KB Home	8.625%	12/15/08	Ba2	2,119,490

4,000	Total Household Durables				4,183,918

$8,000	Total Corporate Bonds (cost $8,408,218)				8,334,418

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments - 3.7% (2.8% of Total Investments)

$13,236	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $13,240,520, collateralized by $10,940,000, U.S. Treasury Bonds, 7.500%, due 11/15/16, value $13,504,631	4.250%	4/03/06	$13,235,832

	Total Short-Term Investments (cost $13,235,832)			13,235,832

	Total Investments (cost $411,177,301) - 133.4%			479,889,062

	Other Assets Less Liabilities - 0.0%			(248,515)

	Fundpreferred Shares, At Liquidation Value — (33.4)%			(120,000,000)

	Net Assets Applicable To Common Shares - 100%			$359,640,547

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

(4)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

The Fund did not have any outstanding participation commitments at March 31, 2006.

(5)	At or subsequent to March 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded loan commitment at March 31, 2006.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

144A	Investments are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the U.S. without registering those securities with the Securities and Exchange Commission. Specifically, Reg S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $412,473,071.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$72,117,471
Depreciation	(4,701,480)

Net unrealized appreciation of investments	$67,415,991

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.